                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Mayo Investment Advisers LLC
Address:          30 Rowes Wharf, Suite 500
                  Boston, Massachusetts 02110

Form 13F File Number:  28-10319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Charles Curtis
Title:            Chief Financial Officer
Phone:            617-897-5800

Signature, Place, and Date of Signing:

  /s/ Charles Curtis        Boston, Massachusetts          November 12, 2012
-----------------------   --------------------------    ------------------------
      [Signature]                [City, State]                   [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      101

Form 13F Information Table Value Total:   $1,649,542
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 9/30/12

         (ITEM 1)                (ITEM 2)   (ITEM 3)  (ITEM 4)       (ITEM 5)           (ITEM 6)   (ITEM 7)        (ITEM 8)
                                                                                                                VOTING AUTHORITY
           NAME                   TITLE                MARKET   SHARES OR                                          (SHARES)
            OF                      OF                 VALUE    PRINCIPAL   SH/  PUT/  INVESTMENT   OTHER     SOLE    SHARED   NONE
          ISSUER                  CLASS      CUSIP    (x$1000)   AMOUNT     PRN  CALL  DISCRETION  MANAGERS    (A)      (B)    (C)
------------------------------   --------  ---------  --------  ---------   ---  ----  ----------  --------  -------  ------- ------
GENERAL MTRS CO JR PFD CNV SRB    CONV     37045V209     11081     297250   SH            Sole                263500           33750
TOTAL SA ADR                      COM      990002H26       397       8000   SH            Sole                  8000
3M CO COM                         COM      88579Y101      2514      27200   SH            Sole                 26200            1000
ABBOTT LABS COM                   COM      002824100     54818     799565   SH            Sole                734536           65029
AETNA INC NEW COM                 COM      00817Y108      8375     211493   SH            Sole                198112           13381
ALLSTATE CORPORATION              COM      020002101       187       4723   SH            Sole                  4723
AMERICAN EXPRESS CO               COM      025816109     17344     305024   SH            Sole                287274           17750
AMERICAN INT'L GROUP INC          COM      026874784      3213      98000   SH            Sole                 83500           14500
ANADARKO PETE CORP                COM      032511107     20809     297612   SH            Sole                269362           28250
APACHE CORP                       COM      037411105       821       9500   SH            Sole                  9500
ARCHER DANIELS MIDLAND CO         COM      039483102     29459    1083848   SH            Sole                981860          101988
AT&T INC COM                      COM      00206R102    121082    3211725   SH            Sole               2956902          254823
BANK OF AMERICA CORPORATION       COM      060505104      4737     536500   SH            Sole                506500           30000
BANK OF NEW YORK MELLON CORP      COM      064058100      5632     249000   SH            Sole                223000           26000
BARRICK GOLD CORP COM             COM      067901108     77331    1851800   SH            Sole               1703600          148200
BAXTER INTL INC COM               COM      071813109     12453     206612   SH            Sole                195612           11000
BERKSHIRE HATHAWAY INC DEL CL     COM      084670702     12481     141512   SH            Sole                140012            1500
BLACKROCK INC                     COM      09247X101      1052       5900   SH            Sole                  5900
BOEING CO COM                     COM      097023105      2123      30500   SH            Sole                 30500
BP PLC SPONSORED ADR              COM      055622104      1800      42500   SH            Sole                 42500
BRISTOL-MYERS SQUIBB CO           COM      110122108      1266      37500   SH            Sole                 37500
BUNGE LIMITED                     COM      G16962105     15015     223940   SH            Sole                205060           18880
CENTURYLINK INC COM               COM      156700106     27444     679309   SH            Sole                624309           55000
CHESAPEAKE ENERGY CORP            COM      165167107       660      35000   SH            Sole                 23500           11500
CHEVRON CORP NEW COM              COM      166764100      3573      30650   SH            Sole                 25500            5150

CISCO SYS INC COM                 COM      17275R102     32116    1681922   SH            Sole               1555172          126750
CITIGROUP INC COM NEW             COM      172967424     27401     837435   SH            Sole                772686           64749
COCA COLA CO COM                  COM      191216100      1115      29400   SH            Sole                 29400
COMCAST CORP NEW CL A             COM      20030N101    100579    2813779   SH            Sole               2586405          227374
CORNING INC COM                   COM      219350105      2604     198000   SH            Sole                188000           10000
CVS CAREMARK CORP                 COM      126650100     58555    1209309   SH            Sole               1117609           91700
DELTA AIR LINES INC DEL           COM      247361702     38991    4256609   SH            Sole               3883490          373119
DEVON ENERGY CORP                 COM      25179M103      1180      19500   SH            Sole                 19500
DISNEY WALT CO COM DISNEY         COM      254687106      4026      77000   SH            Sole                 74500            2500
DU PONT                           COM      263534109       679      13500   SH            Sole                 13500
E M C CORP MASS                   COM      268648102     15998     586661   SH            Sole                549086           37575
ENCANA CORP COM                   COM      292505104        84       3850   SH            Sole                  3500             350
EQT CORP COM                      COM      26884L109      9868     167250   SH            Sole                144100           23150
EXPRESS SCRIPTS HOLDING CO        COM      30219G108     13822     220693   SH            Sole                202012           18681
EXXON MOBIL CORP                  COM      30231G102      2819      30825   SH            Sole                 30825
FREEPORT-MCMORAN COPPER & GOLD    COM      35671D857       297       7500   SH            Sole                  7500
FRONTIER COMMUNICATIONS CORP      COM      35906A108      9948    2024028   SH            Sole               1883028          141000
GENERAL ELECTRIC CO               COM      369604103     44825    1973798   SH            Sole               1820798          153000
GENERAL MTRS CO                   COM      37045V100      2126      93447   SH            Sole                 92447            1000
GILEAD SCIENCES INC               COM      375558103      1658      25000   SH            Sole                 25000
GOLDCORP INC NEW                  COM      380956409      7772     169500   SH            Sole                153500           16000
GOLDMAN SACHS GROUP INC COM       COM      38141G104       171       1500   SH            Sole                  1500
GOOGLE INC CL A                   COM      38259P508     29084      38548   SH            Sole                 35422            3126
HALLIBURTON CO COM                COM      406216101      1857      55112   SH            Sole                 52112            3000
HESS CORP COM                     COM      42809H107     36115     672280   SH            Sole                615436           56844
HEWLETT PACKARD CO COM            COM      428236103      3429     201000   SH            Sole                198500            2500
INTEL CORP COM                    COM      458140100        97       4300   SH            Sole                  4300
INTERMEC INC COM                  COM      458786100       963     155000   SH            Sole                124500           30500
INTERNATIONAL BUSINESS MACHS C    COM      459200101     22280     107400   SH            Sole                 96425           10975
INTL PAPER CO COM                 COM      460146103     14518     399738   SH            Sole                363474           36264
JOHNSON & JOHNSON                 COM      478160104       979      14200   SH            Sole                 14200
JPMORGAN CHASE & CO COM           COM      46625H100     10451     258186   SH            Sole                238336           19850
KROGER CO COM                     COM      501044101     74721    3174199   SH            Sole               2898068          276131
LOWES COS INC COM                 COM      548661107      1920      63500   SH            Sole                 59500            4000
MARSH & MCLENNAN COS INC COM      COM      571748102      6990     206000   SH            Sole                190500           15500
MERCK & CO INC NEW COM            COM      58933Y105      5705     126500   SH            Sole                126500
METLIFE INC COM                   COM      59156R108     19426     563724   SH            Sole                523474           40250
MICROSOFT CORP                    COM      594918104     74584    2506175   SH            Sole               2307882          198293
MITSUBISHI UFJ FINANCIAL GROUP    COM      606822104      2209     475000   SH            Sole                475000

MOSAIC CO NEW COM                 COM      61945C103     37990     659426   SH            Sole                604186           55240
MYLAN INC COM                     COM      628530107     45252    1856726   SH            Sole               1692795          163931
NEWMONT MINING CORP COM           COM      651639106     13710     244750   SH            Sole                216600           28150
NEWS CORP CL A                    COM      65248E104       184       7500   SH            Sole                  7500
OCCIDENTAL PETE CORP              COM      674599105     12556     145900   SH            Sole                141400            4500
OMNICARE INC COM                  COM      681904108     31992     941781   SH            Sole                861768           80013
ORACLE CORP COM                   COM      68389X105      8903     282986   SH            Sole                271724           11262
PFIZER INC COM                    COM      717081103     63257    2545559   SH            Sole               2321559          224000
PNC FINANCIAL SERVICES            COM      693475105      2492      39500   SH            Sole                 39500
POTASH CORP                       COM      73755L107     36873     849221   SH            Sole                777698           71523
PROCTER & GAMBLE CO COM           COM      742718109      1769      25500   SH            Sole                 25500
QUALCOMM INC COM                  COM      747525103      2468      39500   SH            Sole                 39500
ROYAL DUTCH SHELL PLC SPONS AD    COM      780259206       868      12500   SH            Sole                 12500
SAFEWAY INC COM NEW               COM      786514208      1488      92500   SH            Sole                 87500            5000
SAIC INC COM                      COM      78390X101     54285    4508739   SH            Sole               4117739          391000
SCHLUMBERGER LTD                  COM      806857108      3874      53563   SH            Sole                 51063            2500
SOUTHWEST AIRLS CO COM            COM      844741108      3416     389500   SH            Sole                389500
SPDR GOLD TRUST GOLD SHS          COM      78463V107      4555      26500   SH            Sole                 20500            6000
STATE STREET CORP                 COM      857477103     10028     239000   SH            Sole                224000           15000
SUNCOR ENERGY INC NEW COM         COM      867224107     44284    1348053   SH            Sole               1243160          104893
TALISMAN ENERGY INC COM           COM      87425E103     37988    2851954   SH            Sole               2598454          253500
TARGET CORP COM                   COM      87612E106      3903      61500   SH            Sole                 59500            2000
TEVA PHARMACEUTICAL INDS LTD A    COM      881624209      1700      41059   SH            Sole                 41059
TIME WARNER CABLE INC             COM      88732J207      2685      28250   SH            Sole                 25250            3000
TIME WARNER INC                   COM      887317303       306       6750   SH            Sole                  6750
TOTAL S A SPONSORED ADR           COM      89151E109     14166     282750   SH            Sole                265050           17700
TRAVELERS COMPANIES INC COM       COM      89417E109     22769     333562   SH            Sole                302662           30900
UNITED CONTL HOLDINGS INC         COM      910047109       907      46500   SH            Sole                 40000            6500
UNITEDHEALTH GROUP INC COM        COM      91324P102      2067      37300   SH            Sole                 37300
UNUM GROUP COM                    COM      91529Y106      3325     173000   SH            Sole                159500           13500
US BANCORP DEL COM NEW            COM      902973304      9672     281974   SH            Sole                269774           12200
VALERO ENERGY CORP NEW COM        COM      91913Y100      2994      94500   SH            Sole                 89500            5000
VODAFONE GROUP PLC NEW SPONS A    COM      92857W209      4755     166836   SH            Sole                165836            1000
WAL MART STORES INC               COM      931142103     39719     538200   SH            Sole                494586           43614
WEATHERFORD INTERNATIONAL LTD     COM      H27013103       190      15000   SH            Sole                 15000
WELLS FARGO & CO                  COM      949746101       898      26000   SH            Sole                 26000
WHITING PETE CORP NEW CO          COM      966387102      3625      76500   SH            Sole                 65000           11500